Results for the Year	12 Months Ended
Dec. 31, 2017
Results for the year
Results for the year

Section 3—Results for the Year

3.1   Segment information

         For management purposes, the Group is managed and operated as one business unit, which is reflected in the organizational structure and internal reporting. No separate lines of business or separate business entities have been identified with respect to any product candidate or geographical market and no segment information is currently disclosed in the Group's internal reporting. Accordingly, it has been concluded that it is not relevant to include segment disclosures in the financial statements as the Group's business activities are not organized into business units, products or geographical areas.

3.2   Government grant

         As part of the project for the development of new or innovative products and procedures in the Free State of Saxony, Germany, the Sächsische Aufbaubank—Förderbank ("SAB") awarded FP GmbH a grant ("Grant") of €3.8 million ($4.5 million based on the December 31, 2017 exchange rate) that subsidized certain product development costs incurred by FP GmbH during the period from March 2007 to December 2008. In June 2012, the SAB concluded the proceeding of proof of correct use of the Grant and determined that FP GmbH was in compliance with the terms of the Grant. In January 2017, the SAB informed the Company that FP GmbH had no further obligation to perform under the Grant or to repay the Grant. The SAB maintains the right to revoke the Grant and demand repayment of the Grant plus interest in the event the SAB in the future determines that FP GmbH failed to comply with the terms of the Grant.

3.3   Staff costs

	Year ended December 31
	2017	2016	2015
	USD '000	USD '000	USD '000
Wages and salaries	2,166	2,175	1,832
Social taxes and benefits	197	407	407
Share-based payment (Note 3.4)	7,082	14,288	13,541

Total	9,445	16,870	15,780

Staff costs are included in the statement of profit or loss as follows:
Research and development costs	5,712	9,230	6,779
General and administrative costs	3,733	7,640	9,001

Total	9,445	16,870	15,780

Compensation to senior management personnel of the Group
Short-term employee benefits	622	670	718
Severance benefits	117	—	—
Share-based payment(*)	223	3,290	5,500

Total compensation paid to key management personnel	962	3,960	6,218

(*)

The amount disclosed for the year ended December 31, 2017 includes the effect of the reversal of previously recognized share-based compensation of $5.3 million in connection with the termination of certain members of senior management.

         The amounts disclosed in the table above are the amounts recognized as an expense during the reporting periods related to senior management personnel. In 2017, senior management consisted of the Company's Chief Executive Officer, Chief Operating Officer, and Chief Financial Officer. As discussed in more detail in Note 3.4, during the year ended December 31, 2017, certain amounts were paid to warrant and option holders, including senior management, that were deemed to be a partial repurchase of equity awards and accounted for as a reduction to shareholders' equity. The table above excludes $7.2 million that was paid to senior management that was deemed to be a partial repurchase of equity awards. See Note 6.1 for compensation paid to the members of the board of directors.

3.4   Share-based payment

         Unless otherwise stated, all amounts disclosed in this Note, including the quoted share prices, have been revised to reflect the Share Split as if it had occurred at the beginning of the earliest period presented. In addition, per share amounts in DKK have been updated as the result of changes in exchange rates. Accordingly, the information reported herein may differ from the amounts previously reported.

         The Group has entered into various share-based payment arrangements through the granting of equity awards in the form of warrants, options or deferred shares (collectively "equity awards") to employees, consultants (who provide services similar to employees), non-employee consultants and members of the board of directors. Equity awards have been granted under either the Company's 2014 Omnibus Equity Incentive Compensation Plan (the "Equity Plan") or outside the Equity Plan. Outstanding warrants and options have exercise prices stated in DKK or USD. Options and warrants that have exercise prices in DKK have been translated to USD.

         Prior to the Share Split, each ADS represented one ordinary share. At the time of the Share Split and after the subsequent Capital Reduction, each ADS represented ten ordinary shares and two ordinary shares respectively. The per share amounts disclosed herein are based on one ordinary share.

         The terms of the Equity Plan provide for the board of directors, or a committee appointed by the board of directors, to grant equity awards (as defined below) to employees, consultants and directors of the Group. Subsequent to the Share Split and the Capital Reduction, the Equity Plan currently provides for the granting of an aggregate of 10.1 million ordinary shares. Awards can be in the form of ordinary shares, deferred shares, restricted shares or share options with terms and vesting conditions determined by the board of directors. The Equity Plan contains antidilution provisions in the event of a stock split or certain other corporate transactions. As of December 31, 2017, 3.1 million shares were available for future grant under the Equity Plan. In addition, at December 31, 2017, under Danish Corporate Law, the board of directors has available for the future grant 2.1 million warrants and 17 million deferred shares (inclusive of the shares available for future grant under the Equity Plan.)

         During March 2017, the Company granted 60,000 options (600,000 after the Share Split) to the Company's Chief Executive Officer with an exercise price of $27.49 ($2.75 after the Share Split.) Vesting is monthly over 48 months commencing on March 1, 2017; however, each award contains a provision whereby the Chief Executive Officer cannot exercise prior to a defined date. Vesting and exercise periods are accelerated in the event there is a change in control, as defined in the option award agreement. Stock options expire six years from the date of grant. At the date of grant, the aggregate fair value of options granted in March 2017 totaled $913,000.

         During June 2017, the Company granted 825,000 options (8.3 million after the Share Split) (the "June 2017 Options"), including 300,000 (3 million after the Share Split) that were granted to the Company's Chief Executive Officer and 75,000 (750,000 after the Share Split) that were granted to members of the Company's Board of Directors, that have an exercise price of $20.35 ($2.04 after the Share Split.) Vesting is monthly over 36 months commencing on June 1, 2017; however, each award contains a provision whereby the option holder cannot exercise prior to a defined date. Vesting and/or exercise periods are accelerated under certain defined situations, including a change in control. The terms of the June 2017 Options include antidilution protection to the holders in the event there is a distribution to the shareholders as defined in the underlying award agreements. As a result of the Capital Reduction and the antidilution protection, the exercise price of the June 2017 Options has been decreased to the nominal value of an ordinary share, the number of shares that may be subscribed for pursuant to the June 2017 Options has been reduced by 80% (6.6 million options after the Share Split) (referred to as the "June 2017 Award Adjustment") and the holders could be due a total cash payment of 1.9 million EUR ($2.2 million based on the December 31, 2017 exchange rate) if all of the June 2017 Options vest. For the year ended December 31, 2017, 361,000 EUR ($430,000) were paid to the holders of the June 2017 Options in connection with June 2017 Options that vested during the period and the balance, if vesting occurs, is payable semi-annually on a pro rata basis over the remaining vesting period that ends on May 31, 2020. Since the June 2017 Option award agreements contain antidilution terms, payments made to the holders as the result of such terms were treated as a reduction to shareholder equity. The June 2017 Options expire six years from the date of grant. At the date of grant, the aggregate fair value of options granted in June 2017 Options totaled $8.9 million.

         During June 2017, the Company granted 90,000 deferred shares (900,000 after the Share Split) (the "June 2017 Deferred Shares"), including 45,000 (450,000 after the Share Split) granted to the Company's Chief Executive Officer. 50,000 of the June 2017 Deferred Shares (500,000 after the Share Split), including 25,000 (250,000 after the Share Split) held by the Company's Chief Executive Officer, vest in the event there is a favourable conclusion of the Interference Proceeding, as defined in the award agreement, and the balance vest in the event there is a favourable conclusion of the Opposition Proceeding as defined in the award agreement. The award agreements also provide for unvested deferred shares to vest immediately in the event there is a change in control as defined in the award agreement. Deferred shares expire five years from the date of grant. At the date of grant, the aggregate fair value of the deferred shares totaled $1.8 million. The fair value of the June 2017 Deferred Shares will be recognized as an expense within the statement of profit and loss statement only if such shares vest. In addition, the award agreements underlying the June 2017 Deferred Shares contain provisions similar to the antidilution provisions included in the June 2017 Options. Accordingly, the number of shares that may be subscribed for pursuant to the June 2017 Deferred Shares has been reduced by 80% (720,000 deferred shares after the Share Split) (referred to as the "Deferred Share Adjustment") and if the June 2017 Deferred Shares vest the Company will be obligated to remit 1.7 million EUR ($2.1 million based on the December 31, 2017 exchange rate) to the holders of the June 2017 Deferred Shares.

         During the year ended December 31, 2017, a number of employees, including the Company's former Chief Executive and Operating Officer, Chief Financial Officer, and two board members terminated roles with the Company (collectively "Former Employees"). At the time of termination, unvested equity awards held by the Former Employees were forfeited resulting in the reversal of previously recognized share-based compensation of $7.6 million. The equity awards forfeited included 284,000 deferred shares (2.8 million after the Share Split) and 564,000 options or warrants (5.6 million after the Share Split.) The Company's board of directors allowed ("Allowance") the Former Employees to continue to hold 1.1 million vested options or warrants (11.1 million after the Share Split) that would have otherwise been forfeited shortly after each Former Employee's termination date if not exercised. As the result of the Allowance, the Company, during the year ended December 31, 2017, recognized share-based compensation of $2.7 million.

         In November 2017, the shareholders of the Company approved an amendment to the Company's articles of association. The amendment modified the terms of certain outstanding options and warrants granted by the Company before June 2017 to mitigate the dilution to such awards caused by the Capital Reduction. In November 2017, a similar amendment was approved by the board of directors of the Company in respect of certain deferred share awards granted by the Company before June 2017 (the amended options, warrants and deferred shares are collectively referred to as the "Awards" and the amendments of the Awards are collectively referred to as the "Amendment"). For financial reporting purposes, the Amendment was accounted for as a modification whereby any increase in the fair value of an Award resulting from the Amendment is deemed to be additional compensation to the Award holder and accounted for as discussed below. The Amendment was designed to apply a set of principles (the "Principles") consistently across all Awards; however, since the Awards effected by the Amendment had a wide range of different terms, the Amendment's effect on individual Awards varied resulting in certain Awards increasing in fair value while others decreased in fair value. The Principles employed were modelled off the Capital Reduction including, but not limited to, the per share cash distributed to shareholders and the 80% annulment of shares (see Note 5.1.) The overall effect of the Amendment provided for cash payments to Award holders of 36.2 million EUR ($43.4 million based on the December 31, 2017 exchange rate) and a reduction in the number of outstanding Awards of 28.8 million. In situations where the Amendment favourably affected the fair value of an Award, such effect was deemed to be additional compensation to the Award holder that will be expensed over the remaining vesting period for unvested Awards and expensed immediately in connection with vested Awards. In situations where the fair value of an Award was negatively affected by the Amendment, no expense will be recognized. Cash payments made to Award holders were deemed to be a partial repurchase of the Award and accounted for as a reduction to shareholder equity except in situations where the cash payment to an Award holder increased the fair value of an Award. In situations where the cash payment to an Award holder increased the fair value of an Award, such increase was deemed to be additional compensation and expensed, as discussed above, based on the Award's vesting status. As a result of the Amendment, the Group recognized compensation of $11.7 million and a reduction to shareholder equity of $32.2 million. Subsequent to the Amendment, the exercise prices of options and warrants range from 0.01 DKK (or $0.0016) to $14.13 per share and the holders of deferred shares need to remit 0.01 DKK (or $0.0016) per share upon the issuance.

         During March 2017, 40,000 warrants (401,000 after the Share Split) were exercised yielding proceeds to the Company of $49,000. The quoted fair value of an ordinary share of the Company on the date of exercise was $27.95 ($2.80 after the Share Split.)

         During the year ended December 31, 2016, 664,000 stock options (6.6 million after the Share Split) were granted, including 178,000 (1.8 million after the Share Split) that were granted to members of the Company's Board of Directors. The option exercise prices per share range from $12.75 to $21.95 ($1.28 to $2.20 after the Share Split.) Vesting terms are pro rata over either a three or four year term, however, each award contains a provision whereby the option holder cannot exercise prior to a defined date. Vesting and exercise periods are accelerated in the event there is a change in control, as defined in the option award agreements. Stock options expire six years from the date of grant. At the date of grant, the aggregate fair value of options granted in 2016 totaled $8.2 million.

         In June 2016, 89,000 warrants (891,000 after the Share Split) ("June 2016 Warrants") were granted to a consultant. The June 2016 Warrants replaced an equal number of expiring warrants. The exercise price of the June 2016 Warrants is the same as the expiring warrants, or $0.56 ($0.06 after the Share Split.) The June 2016 Warrants were fully vested upon grant and expire on July 1, 2018. For financial reporting purposes, the June 2016 Warrants were accounted for as a modification of the expiring warrants to extend the expiration date. The financial statement impact of the modification of the June 2016 Warrants was not material.

         During May 2016, 130,000 warrants (1.3 million after the Share Split) were exercised yielding proceeds to the Company of $112,000. The quoted fair value of an ordinary share of the Company on the date of exercise was $18.60 ($1.86 after the Share Split.)

         During October 2016, the Company entered into a four-year consulting agreement with a member of the board of directors. The consulting agreement provides for the granting of 12,500 deferred shares (125,000 after the Share Split) shares as full compensation for services to be rendered. The deferred shares vest in equal increments annually over four years. Unvested deferred shares vest immediately in the event there is a change in control as defined in the award agreement. At the date of grant, the aggregate fair value of the deferred shares totaled $275,000.

         During the year ended December 31, 2015, 706,000 stock options (7 million after the Share Split) were granted to certain employees, board members and consultants (who provide services similar to employees) and 500,000 stock options (5 million after the Share Split) were granted to non-employee consultants. The options granted to the non-employee consultants are discussed in more detail below. The option exercise prices per share, excluding the 500,000 stock options (5 million after the Share Split) awarded to the non-employee consultants, range from $20.90 to $36.85 ($2.09 to $3.69 after the Share Split.) Vesting terms are pro rata over either a three or four-year term, however, each award contains a provision whereby the option holder cannot exercise prior to a defined date. Vesting and exercise periods are accelerated in the event there is a change in control, as defined in the option award agreements. Stock option expiration dates vary with the latest expiration date being six years from the date of grant. At the date of grant, the aggregate fair value of options granted in 2015, excluding the fair value of the options granted to the non-employee consultants, totaled $10.2 million.

         As discussed above, during the year ended December 31, 2015 a total of 500,000 stock options (5 million after the Share Split) were granted to non-employee consultants of the Group ("Consultant Options"). 250,000 Consultant Options (2.5 million after the Share Split) have an exercise price of $28.26 ($2.83 after the Share Split) and the balance have an exercise price of $141.30 ($14.13 after the Share Split.) The Consultant Options expire on May 15, 2020 and vesting is over five years; however, the Consultant Options can only be exercised during the period from April 2, 2020 to May 15, 2020. Vesting and exercise are accelerated in the event there is a change in control as defined in the option award agreements. The Company's board of directors holds a unilateral right to terminate the Consultant Options for any reason at any time prior to vesting. The fair value of the Consultant Options is measured using the Black Scholes model with inputs not materially different from those discussed below. The fair value of the Consultant Options is determined as services are rendered. As of December 31, 2017 (after the Share Split), 2 million of the Consultant Options have vested including 1 million with an exercise price of $2.83 (after the Share Split.) The fair value of the Consultant Options was computed using the Black Scholes method and not based on the value of the services received. In reaching the decision to use the value of the Consultant Options and not the value of the services, management considered the variability in the nature, timing and extent of services to be provided by the non-employee consultants that will be significantly affected by actions taken by parties who are not under the control of the Group. Accordingly, the value and timing of the services to be received over the service period cannot be estimated reliably and therefore the value of the Consultant Options was deemed to be a more accurate measure of the consideration paid to the non-employee consultants for services rendered. The weighted average fair value per Consultant Option applied for recognition of an expense during each of the years ended December 31, 2017, 2016 and 2015 was $0.63, $0.60 and $1.19 (after the Share Split) respectively. The total expense recognized during each of the years ended December 31, 2017, 2016 and 2015 was $615,000, $892,000 and $2.0 million respectively. There were no Consultant Options outstanding prior to 2015.

         In order to provide employees, including the Chief Executive Officer, consultants and a board member of the Group with the ability to forgo exercising warrants or share options that were set to expire on or before January 1, 2016 ("Expiring Awards"), (i) the board of directors, during the year ended December 31, 2015, approved the granting of 1,365,000 share options or warrants (13.6 million after the Share Split) ("Replacement Awards") to replace 1,405,000 Expiring Awards (14.1 million after the Share Split) (1,316,000 Expiring Awards (13.2 million after the Share Split) expired prior to December 31, 2015 and 89,000 (891,000 after the Share Split) expired on January 1, 2016) and (ii) the Company's shareholders, at the ordinary general meeting in April 2015, approved the extension of the period during which holders may exercise 334,000 Expiring Awards (3.3 million after the Share Split) ("Extended Awards"). Further, in order to incentivize holders of Expiring Awards to remain engaged with the Group, the board of directors, during the year ended December 31, 2015, approved the granting of additional share options or warrants to holders of Expiring Awards to subscribe for an aggregate of 362,000 ordinary shares (3.6 million after the Share Split) ("Additional Awards"). The Replacement Awards have substantially similar terms as the Expiring Awards, except the expiration dates were extended to various dates, the latest being March 2021. The expiration date for 167,000 of the Extended Awards (1.7 million after the Share Split) was extended to June 2018, while the expiration date for the balance of the Extended Awards was extended to November 2018. If individual holders exercise their Expiring Awards, then the Replacement Awards and the Additional Awards held by such holders provide for immediate expiration and cancellation of such Replacement Awards and the Additional Awards for no compensation. Replacement Awards have the same exercise price as Expiring Awards. Replacement Awards are fully vested on the date of grant while Additional Awards vest over a period of three years. Replacement Awards and Additional Awards (except for 85,000 Replacement Awards (847,000 after the Share Split)) cannot be exercised prior to March 2018; however, Replacement Awards and Additional Awards vest and can be exercised immediately in the event there is a change in control, as defined in the award agreements. The aggregate fair value of Replacement Awards and Additional Awards at the date of grant totaled $6.8 million. The financial statement impact of the Extended Awards was not material.

         A total of 55,000 deferred shares (550,000 after the Share Split) were granted during 2015 including 5,000 (50,000 after the Share Split) to an employee and 25,000 (250,000 after the Share Split) to each of two consultants. The employee's deferred shares vested in July 2016 and the consultants' deferred shares vest in equal increments annually over a four year period. Unvested deferred shares vest immediately in the event there is a change in control as defined in the award agreements. At the date of grant, the aggregate fair value of the deferred shares granted in 2015 totaled $1.4 million. From May 6, 2016 to May 3, 2017, one of the consultants served on the Company's board of directors. See Note 6.1.

         During the year ended December 31, 2015, 216,000 warrants (2.2 million after the Share Split) were exercised yielding proceeds to the Company of $153,000. The quoted weighted average fair value of an ordinary share of the Company on the dates of exercise was $33.79 ($3.38 after the Share Split.)

         The table below summarizes the activity for each of the years ended December 31, 2017, 2016 and 2015 for equity awards in the form of options and warrants and the weighted average exercise price ("WAEP"):

	Share Options and Warrants Adjusted for the Share Split
	Key Management Personnel(*)	Employees and Consultants	Non- Employee Consultants	Total Awards	WAEP
	No. '000	No. '000	No. '000	No. '000
Outstanding at January 1, 2015	10,582	17,950	—	28,532	$0.50
Granted	1,783	5,284	4,996	12,063	$5.16
Expiring Awards	(3,337)	(9,821)	—	(13,158)	$0.10
Replacement Awards	4,229	9,420	—	13,649	$0.10
Additional Awards	1,474	2,143	—	3,617	$3.01
Exercised	—	(2,158)	—	(2,158)	$0.07

Outstanding at December 31, 2015	14,731	22,818	4,996	42,545	$2.04
Granted	1,783	5,743	—	7,526	$1.50
Expiring Awards	(891)	—	—	(891)	$0.08
Exercised	—	(1,300)	—	(1,300)	$0.09
Expired and forfeited	—	(985)	—	(985)	$0.35

Outstanding at December 31, 2016	15,623	26,276	4,996	46,895	$2.08
Granted	4,350	4,500	—	8,850	$2.08
Exercised	—	(401)	—	(401)	$0.12
Forfeited	(2,976)	(2,773)	—	(5,749)	$1.86
Effect of the Amendment and the June 2017 Award Adjustment	(12,801)	(22,603)	—	(35,404)	$1.33

Outstanding at December 31, 2017	4,196	4,999	4,996	14,191	$3.45

Exercisable at December 31, 2017	2,922	3,937	1,998	8,857

(*)	Includes current and former senior management and current and former members of the board of directors.

         The weighted average remaining contractual life of equity awards in the form of options and warrants outstanding as of December 31, 2017, 2016 and 2015 was 3.2 years, 4.3 years and 4.9 years respectively.

         The table below summarizes the range of exercise prices, after converting, where applicable, exercise prices that are stated in DKK to USD, for outstanding equity awards in the form of options and warrants as of December 31, 2017, 2016 and 2015.

	Adjusted for the Share Split
Range of exercise prices (per share)	2017	2016	2015
	No. '000	No. '000	No. '000
$0.0016 to $0.12	7,625	17,878	20,069
$0.75 to $0.95	—	2,139	2,139
$1.26 to $1.80	179	4,635	—
$2.09 to $2.83	2,618	13,037	11,037
$3.05 to $3.77	674	6,708	6,802
$4.51 to $6.92	597	—	—
$14.13	2,498	2,498	2,498

Total	14,191	46,895	42,545

         The tables below summarize the inputs to the model used to value equity awards, including modifications of equity awards, as well as the average fair value per option or warrant awarded or modified for each of the years ended December 31, 2017, 2016 and 2015:

Year ended December 31, 2017
Dividend yield (%)	0
Expected volatility (%)	64 - 79
Risk-free interest rate (%)	(0.7) to 2.1
Expected life of the equity award (years)	0.5 to 7
Share price	2.04 USD to 2.74 USD
Exercise price	0.0016 USD to 6.92 USD
Model used	Black Scholes
Basis for determination of share price	Quote on Nasdaq
Average fair value per option or warrant granted	10.90 USD

Year ended December 31, 2016
Dividend yield (%)	0
Expected volatility (%)	73 - 79
Risk-free interest rate (%)	(1.2) to 1.8
Expected life of the equity award (years)	4.0 to 5.0
Share price	1.64 USD to 2.20 USD
Exercise price	0.06 USD to 2.20 USD
Model used	Black Scholes
Basis for determination of share price	Quote on Nasdaq
Average fair value per option or warrant granted	1.18 USD

Year ended December 31, 2015
Dividend yield (%)	0
Expected volatility (%)	69 - 76
Risk-free interest rate (%)	(0.1) to 1.7
Expected life of the equity award (years)	3.5 to 5.0
Share price	1.81 USD to 3.90 USD
Exercise price	0.06 USD to 3.69 USD
Model used	Black Scholes
Basis for determination of share price	Quote on Nasdaq
Average fair value per option or warrant granted	1.31 USD

         The table below summarizes the deferred share activity for each of the years ended December 31, 2017, 2016 and 2015:

	Deferred Shares Adjusted for the Share Split
	Key Management Personnel(*)	Employees and Consultants	Total Awards
	No. '000	No. '000	No. '000
Outstanding at January 1, 2015(a)	5,686	—	5,686
Granted	—	550	550
Vested and issued(a)	(1,422)	—	(1,422)

Outstanding at December 31, 2015	4,264	550	4,814
Granted	125	—	125
Transfer(b)	250	(250)	—
Vested and issued(a)	(1,422)	—	(1,422)

Outstanding at December 31, 2016	3,217	300	3,517
Granted	450	450	900
Forfeited(a)	(2,842)	—	(2,842)
Effect of the Amendment and the Deferred Share Adjustment	(419)	(456)	(875)

Outstanding at December 31, 2017(c)	406	294	700

Vested and unissued at December 31, 2017	127	107	234

(*)	Includes current and former senior management and current and former members of the board of directors.
(a)

During 2014, 5.7 million deferred shares were granted to the Company's Chief Financial Officer ("CFO"). The deferred shares vested annually over four years. The CFO was terminated during 2017 and 2.8 million unvested deferred shares were forfeited.

(b)	A consultant who was granted deferred shares in 2015 was a member of the Company's board of directors from May 6, 2016 to May 3, 2017. See Note 6.1.
(c)	At December 31, 2017, each deferred share has an exercise price of 0.01 DKK or $0.0016 based on the December 31, 2017 exchange rate.

         Share-based compensation expense included within operating results for each of the years ended December 31, 2017, 2016 and 2015 is as follows:

	Year Ended December 31,
	2017	2016	2015
	USD '000	USD '000	USD '000
Research and development costs	4,852	7,984	6,000
General and administrative costs	2,230	6,304	7,541

Total	7,082	14,288	13,541

Significant estimation uncertainty regarding share based payments

         Determining the fair value, whether at grant date, modification date or the date of the Amendment, and the subsequent accounting for equity awards requires significant judgment regarding expected life and volatility of an equity award; however, as a public listed company there is objective evidence of the fair value of an ordinary share on the date an equity award is granted or modified. The expected life of an equity award is based on the assumption that the holder will not exercise until after the equity award is fully vested and all restrictions on the holders' ability to dispose of the underlying ordinary shares expire. Actual exercise patterns may differ from the assumption used herein. The volatility rate used to value equity awards has been based on either peer group volatility, where the expected life of an equity award exceeds the Company's historical trading data, or the Company's volatility rate where historical trading activity of the Company equals or exceeds the expected life of an equity award. Using historical volatility rates to project future trends is a highly subjective estimate that may not necessarily be the actual outcome. The peer group consists of listed companies that management believes are similar to the Company in respect to industry and stage of development. Even with objective evidence of the fair value of an ordinary share, small changes in any other individual assumption or in combination with other assumptions could have yielded significantly different results.

3.5   Income tax

         The major components of income tax (expense) benefit reported in the consolidated statement of profit and loss for the years ended December 31, 2017, 2016 and 2015 are as follows:

	Year Ended December 31,
	2017	2016	2015
	USD '000	USD '000	USD '000
Current income tax (expense) benefit	(244,288)	(79)	336
Deferred income tax (expense) benefit	(23,107)	21,282	—

Income tax (expense) benefit reported in the statement of profit and loss	(267,395)	21,203	336

         The current income tax expense for the year ended December 31, 2016 primarily relates to a change in estimate of the benefit obtained by Tech Growth's utilization of the Company's tax loss. Included in the current income tax benefit for the year ended December 31, 2015 is the amount due to the Company for participating in the Tech Growth joint taxation group of $158,000 (see "Joint Taxation Groups" below for additional information regarding Tech Growth). Also included in the tax benefit for the year ended December 31, 2015 is the favorable result from an application made with the Danish tax authorities whereby the Danish tax authorities approved a refundable tax credit of $178,000 related to the Company's research and development efforts after reducing the Company's Danish tax loss carryforward.

         Management concluded that at December 31, 2016 it was probable the Group would have taxable profits in 2017, thereby enabling the Group to recognize certain deferred tax assets that historically did not meet the criteria for recognition. In reaching the conclusion to recognize deferred tax assets at December 31, 2016, numerous judgments were made including the close proximity of the date the License Agreement was executed to December 31, 2016 and the magnitude of the Non-refundable Fee compared to the projected total expenses in 2017. The deferred tax benefit recognized during the year ended December 31, 2016 was primarily related to net operating loss carryforwards ("NOLs"). Taxable profits are not assured beyond the year ended December 31, 2017; therefore, temporary differences that will be available to offset taxable profits after December 31, 2017 do not meet the criteria for financial statement recognition and therefore the related deferred tax assets have not been recognized.

         The income tax (expense) benefit recorded for the years ended December 31, 2017, 2016 and 2015 is reconciled as follows:

	2017	2016	2015
	USD '000	USD '000	USD '000
Income (loss) before tax	1,184,488	(54,539)	(37,340)

At the Company's statutory income tax rate(1)	(260,587)	11,999	8,775
Adjustments:
Non-deductible expenses for tax purposes	(1,780)	(3,100)	(1,032)
Effect of higher tax rate in Germany(2)	(4,980)	844	1,517
(Unrecognized) recognized deferred tax assets	(48)	11,460	(9,102)
Refundable tax credit	—	—	178

Income tax (expense) benefit reported in the statement of profit and loss	(267,395)	21,203	336

Effective tax rate	22.6%	38.9%	0.9%

(1)	The statutory Danish tax rates for 2017, 2016 and 2015 were 22%, 22% and 23.5% respectively.
(2)	The statutory German tax rates for 2017, 2016 and 2015 were 31.9%, 31.9% and 31.9% respectively.

Deferred tax

         The recognized deferred tax (liabilities) assets at December 31, 2017 and 2016 are as follows:

	2017	2016
	USD '000	USD '000
Net operating loss carryforwards	—	31,999
Share-based payment	—	502
Acquired Patents (see below)	—	55,870
Payment Obligation (see below)	—	(65,181)
Other	(43)	(126)

Total deferred income tax (liability) benefit	(43)	23,064

         The table above for 2016 includes the tax effect of the patents and associated know-how acquired from Aditech Pharma AG (collectively "Acquired Patents") and the corresponding obligation to remit payments ("Payment Obligation") in accordance with the patent transfer agreement with Aditech Pharma AG. See Note 6.2. As the result of the Restructuring, the Acquired Patents and the Payment Obligation were recognized in the current tax provision.

         During each of the years ended December 31, 2017 and 2016, the Company recognized tax benefits within the consolidated statement of changes in shareholders' equity of $6.3 million and $2.8 million respectively. The tax benefits were related to equity awards where the Company's tax filing provided a benefit in excess of the corresponding share-based compensation recognized within reported operating results.

         The unrecognized deferred tax assets at December 31, 2017 and 2016 are as follows:

	2017	2016
	USD '000	USD '000
Tax effect of tax loss carry forwards	4,726	4,139
Share-based payment(*)	2,304	4,876

Unrecognized deferred tax assets, net	7,030	9,015

(*)	The amount for 2016 has been revised to conform with the 2017 presentation.

         The Group has the following unrecognized deductible temporary differences as of December 31, 2017, 2016 and 2015 respectively:

	Denmark			Germany
	2017	2016	2015	2017	2016	2015
	USD '000	USD '000	USD '00	USD '000	USD '000	USD '00
Unused tax losses	—	—	25,070	14,805	13,273	35,817
Deductible temporary differences regarding share-based payment(*).	10,474	22,163	24,961	—	—	—

(*)	The amounts for 2016 and 2015 have been revised to conform with the 2017 presentation.

         The German tax loss carry forwards have no expiry date; however, FP GmbH's ability to use tax loss carry forwards in any one year is limited to 100% of the first 1 million EUR ($1.1 million based on the December 31, 2017 exchange rate) of taxable income plus 60% of taxable income above 1 million EUR. Other deductible temporary differences are not subject to any restrictions. For Danish and United States tax purposes, the Company's United States subsidiary does not conduct a trade or business and is therefore deemed to be a disregarded entity. Accordingly, the United States subsidiary is not subject to income taxes in the United States. Recently enacted tax legislation in the United States is not expected to have an impact on the Group.

Joint Taxation Groups

         During the period from January 19, 2013 to December 31, 2015, the Company was part of the Tech Growth joint tax group. Under applicable provisions of the Danish taxation law, the Company was entitled to obtain refunds at the prevailing tax rate from other entities within the Tech Growth joint taxation group who utilized tax losses of the Company. Included in the tax benefit for the year ended December 31, 2015 is $158,000 due to the Company for participating in the Tech Growth joint taxation group. During the year ended December 31, 2016, Tech Growth amended a prior year tax return to reduce previously reported taxable income. The effect of the amended tax return resulted in the Company recognizing a current income tax expense caused by Tech Growth utilizing less tax losses of the Company.

         A subsidiary of Tech Growth Invest ApS experienced a change in ownership on December 31, 2015. The effect of the change in ownership resulted in the year ended December 31, 2015 being the final year in which the Company received a refund equal to the tax benefit realized by Tech Growth Invest ApS and other entities within the joint taxation group who utilized the Company's tax losses. On January 1, 2016, the joint taxation group with Tech Growth ceased and the Company became part of the 2016 Tax Group. The Company remains jointly and severally liable with other entities in the Tech Growth joint taxation group for Tech Growth's Danish tax liabilities during each of the years ended December 31, 2015, 2014 and 2013. The Company is jointly and severally liable under the 2016 Tax Group for Danish tax liabilities incurred by members of the 2016 Tax Group while being a member of the 2016 Tax Group.

Significant accounting judgments, estimates and assumptions

         The Group recognizes deferred tax assets, including the tax base of tax loss carry-forwards, if management assesses that these tax assets can be offset against future positive taxable income. Significant management judgment is required to determine the amount of deferred tax assets that can be recognized, based upon the likely timing and the level of future taxable profits together with future tax planning strategies. This judgment is made periodically after considering current facts, circumstances, budgets and business plans as well as the risks and uncertainty associated with the operations of the Group. As facts and circumstances change, adjustments to previously made estimates will be made that could result in volatility in reported operating results and the occurrence of unforeseen events could have a material favorable or unfavorable effect on the financial statements of the Group.

         The Group determined that previously unrecognized deferred tax assets should be recognized at December 31, 2016 as it was probable at that time that the Group would have sufficient taxable income in the year ending December 31, 2017 to utilize deferred tax assets recognized at December 31, 2016.

Tax uncertainties

         The Group exercises judgment when determining the Group's tax position. As discussed in more detail below, significant judgments were made when determining the tax treatment of Forward Pharma USA, LLC, transfer pricing and in determining tax deductibility of certain transactions.

         The Company's Danish, German and United States tax returns are subject to periodic audit by the local tax authorities. Such audits could result in the tax authorities disagreeing with the tax filing positions taken by the Group which would expose the Company to additional taxes being assessed, including interest and penalties, that could be material. There are numerous transactions between the Company, Operations, FWP IP, FP GmbH and Forward Pharma USA, LLC where the tax authorities could challenge whether pricing of such transactions were at arm's length. Management believes that appropriate tax filing provisions have been taken by the Company and its subsidiaries; however, there is always a risk that the tax authorities could disagree with the tax filing positions taken resulting in additional taxes, interest and penalty becoming due and such amount could be material.

         The Company has taken the position that Forward Pharma USA, LLC is not subject to U.S. federal or state income tax. In reaching this conclusion, significant judgment was used in evaluating the nature of the operations in the U.S., the interpretation of the U.S. and Danish tax laws, and the income tax treaty between the U.S. and Denmark. Management believes that the tax filing provisions taken in the U.S. and Denmark regarding Forward Pharma USA, LLC are correct; however, there is always a risk that the U.S. or Danish tax authorities could disagree with the tax filing positions taken resulting in additional taxes, interest and penalty becoming due and such amount could be material.

         As a result of the receipt of the Non-refundable Fee and the resulting taxable income, Management expects that the tax authorities in Denmark will conduct audits of the tax returns of the Tech Growth joint tax group and the 2016 Tax Group. The German tax authorities have recently commenced tax audits of FP GmbH's tax returns for each of the four years ended December 31, 2016 and the German tax authorities have indicated that they will audit FP GmbH's tax return, when filed, for the year ended December 31, 2017. Any audits conducted by the tax authorities will focus on the intercompany recognition of revenue and expense to ensure that such transactions were conducted at arm's length. There is also a risk that the tax authorities could impose additional taxable income or disallow the deductibility of expenses on intercompany cross-border transactions resulting in higher tax obligations in one or more tax jurisdictions. Management's experience has been that the taxing authorities can be aggressive in taking positions that would increase taxable income and/or disallow deductible expenses reported. If the local tax authorities are successful in increasing taxable income and/or disallowing deductible expenses in one or more localities, it would result in the Group experiencing a higher effective tax rate that could be material. Management believes that the tax positions taken with regards to intercompany transactions are in accordance with tax regulations and that appropriate tax provisions have been made in the accompanying financial statements; however, there is always a risk that the Danish and/or the German tax authorities could disagree with the tax filing positions taken resulting in additional taxes, interest and penalty becoming due and such amount could be material.

         Based on recent communications with the Danish and German tax authorities, Management anticipates that the Danish and German tax authorities will conduct a joint tax audit of the Group's Danish and German tax returns. Conducting a joint tax audit is expected to reduce the burden and cost to the Group of undergoing two audits that address similar transactions and to accelerate the resolution of disagreements through the mutual agreement process ("MAP") by early involvement of Competent Authorities if necessary. There is no assurance that a joint audit will be conducted and even if a joint audit is conducted there is no assurances that the Group will achieve expected benefits.

         As discussed in Note 3.4, the Company made certain cash payments ("Deduction") to equity awards holders during the year ended December 31, 2017 as provided for by the Amendment. The Company believes the Deduction, that totalled $36.2 million EUR ($43.4 million based on the December 31, 2017 exchange rate), represents compensation for services rendered to the Company and is tax deductible for Danish tax purposes. Management believes that the tax positions taken with regards to the Deduction is in accordance with tax regulations and that appropriate tax provisions have been made in the accompanying financial statements; however, there is always a risk that the Danish authorities could disagree with the tax filing positions taken resulting in additional taxes, interest and penalty becoming due and such amount could be material.

         As of December 31, 2017, the tax years that remain open for audit by the Danish, German and United States tax authorities include 2013 through 2017.

3.6   Net income (loss) per share

Basis for preparing per share amounts and the revision of previously report per share amounts

         The amounts disclosed below have been prepared to reflect the Share Split as if it had occurred at the beginning of the earliest period presented. In addition, the Capital Reduction was effected by the annulment of 80% of the ordinary shares outstanding and was deemed, for IFRS purposes, to have been at a 15% premium (the "15% Premium") based on the trading price of an ADS immediately before the Capital Reduction was executed. The 15% Premium, as per IAS 33 Earnings per Share, is accounted for in a manner similar to the Share Split (as the outflow of resources was greater than the reduction in the number of shares outstanding) and reflected in the below amounts as if it had occurred at the beginning of the earliest period presented. Accordingly, share and per share information previously reported has been revised to reflect the Share Split and the 15% Premium. The combined effect of the Share Split and the 15% Premium is as if a 11.5 for 1 share split had occurred at the beginning of the earliest period presented.

Net income (loss) per share

         The following reflects the net income (loss) attributable to ordinary shareholders and share data used in the basic and diluted net income (loss) per share computations for each of the years ended December 31, 2017, 2016 and 2015:

	2017	2016	2015
	USD	USD	USD
		Revised	Revised
Net income (loss) attributable to ordinary shareholders of the Parent used for computing basic and diluted net income (loss) per share	917,093	(33,336)	(37,004)

Weighted average number of ordinary shares used for basic per share amounts	380,133	540,650	537,614
Dilutive effect of outstanding options, warrants and deferred shares	18,810	—	—

Weighted average number of ordinary shares used for diluted per share amounts	398,943	540,650	537,614

Net income (loss) per share basic	2.41	(0.06)	(0.07)

Net income (loss) per share diluted	2.30	(0.06)	(0.07)

Amounts within the table above are in thousands except per share amounts

         Basic income (loss) per share amounts are calculated by dividing the net income (loss) for the year attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the year. The diluted per share amounts are calculated by dividing the net income for the year attributable to ordinary shareholders of the Parent by the weighted average number of ordinary shares outstanding during the period increased by the dilutive effect of the assumed issuance of deferred shares and exercise of outstanding options and warrants. As the result of the Group incurring losses for each of the years ended December 31, 2016 and 2015, the potential shares issuable related to outstanding deferred shares, options and warrants have been excluded from the calculation of diluted per share amounts as the effect of such shares is anti-dilutive. As of December 31, 2017, 2016 and 2015, options, warrants and deferred shares that could potentially dilute basic earnings per share in the future, but were not included in the calculation of diluted amounts per share because they are anti-dilutive, were 8.2 million, 50.4 million and 47.4 million respectively. See Note 3.4.